CONSOLIDATED SEGMENT DATA	12 Months Ended
Dec. 31, 2012
CONSOLIDATED SEGMENT DATA [Text Block]
16.	CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following two segments:

Selected information by segment is presented in the following tables for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Revenues (1)
IT Segment	$39,869,397	$68,281,729	$113,700,273
DT Segment	46,508,058	46,253,824	50,145,324
	$ 86,377,455	$ 114,535,553	$ 163,845,597

(1) Revenues by operating segments exclude intercompany transactions.

	2012	2011	2010
(Loss)Income from operations:
IT Segment	$(25,274,513)	$13,528,609	43,440,630
DT Segment	(59,348,773)	(3,294,203)	4,051,628
Corporate and others (2)	(1,056,627)	(707,273)	(4,928,806)
(Loss)Income from operations	(85,679,913)	9,527,133	42,563,452

Corporate other (expenses) income, net	173,138	2,478,411	2,186,563
Corporate interest income	343,289	317,190	126,459
Corporate interest expense	(4,646,818)	(2,948,406)	(1,539,407)
(Loss)Income from operations before income taxes	(89,810,304)	9,374,328	43,337,067

Income tax expense	(812,254)	(804,149)	(7,863,437)

Net (loss) income	(90,622,558)	8,570,179	35,473,630

Net lo ss ( income) attributable to the non-controlling interest	992,050	(660,781)	(1,071,626)
Net(loss) income attributable to the Company	$(89,630,508)	$7,909,398	$34,402,004

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company. Total assets by segment as of December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Non-cash employee compensation:
IT Segment	$-	$ -	$764,802
DT Segment	-	-	374,518
Corporate and others (2)	-	-	1,990,680
	$ -	$ -	$ 3,130,000

Depreciation and amortization by segment for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Depreciation and amortization:
IT Segment	$8,726,746	$7,967,090	$7,156,779
DT Segment	5,055,823	4,605,605	2,309,879
Corporate and others	42,584	38,944	42,910
	$ 13,825,153	$ 12,611,639	$ 9,509,568

	2012	2011	2010
Provisions for losses on accounts receivable:
IT Segment	$11,378,371	$3,876,572	$2,721,378
DT Segment	16,503,749	195,834	930,758
	$ 27,882,120	$ 4,072,406	$ 3,652,136

	2012	2011	2010
Inventory impairment:
IT Segment	$33,833	$647,073	$252,249
DT Segment	2,201,741	3,980,525	126,370
	$ 2,235,574	$ 4,627,598	$ 378,619

	2012	2011	2010
Long-term investment impairment:
IT Segment	$-	$1,002,755	$855,176
DT Segment	-	-	-
	$-	$ 1,002,755	$ 855,176

	2012	2011	2010
Investment in long-lived assets
IT Segment	$2,585,202	$14,902,240	$33,296,219
DT Segment	3,073,164	3,722,136	26,533,928
Corporate and others	-	2,314	-
	$ 5,658,366	$ 18,626,690	$ 59,830,147

Total assets by segment as at December 31, 2012 and 2011 are as follows:

	2012	2011
Total assets
IT Segment	$156,538,182	$205,623,157
DT Segment	130,706,354	155,559,917
Corporate and others	177,353	609,068
	$287,421,889	$361,792,142